Document and Entity Information	May 02, 2017
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Central Index Key	0000716716
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	May 01, 2017